Inventories, net (Tables)	12 Months Ended
Dec. 31, 2017
Inventories, net
Inventories, net

	December 31,
($ in millions)	2017	2016
Raw materials	1,943	1,692
Work in process	1,595	1,326
Finished goods	1,563	1,369
Advances to suppliers	154	149
	5,255	4,536
Advance payments consumed	(196)	(189)
Total	5,059	4,347